Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified													12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Term Loan A [Member] USD ($)	Dec. 31, 2012 Term Loan A [Member] USD ($)	Dec. 31, 2013 Revolving Credit USD [Member] USD ($)	Dec. 31, 2012 Revolving Credit USD [Member] USD ($)	Dec. 31, 2013 Revolving Credit EUR [Member] USD ($)	Dec. 31, 2013 Revolving Credit EUR [Member] EUR (€)	Dec. 31, 2012 Revolving Credit EUR [Member] USD ($)	Dec. 31, 2012 Revolving Credit EUR [Member] EUR (€)	Dec. 31, 2013 Senior Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2013 2010 5.5% USD ($)	Dec. 31, 2013 2010 5.5% EUR (€)	Dec. 31, 2013 2011 3.73% USD ($)	Dec. 31, 2013 2011 3.73% EUR (€)	Dec. 31, 2013 2007 6 7/8% USD ($)	Dec. 31, 2013 2011 6.5% EUR USD ($)	Dec. 31, 2013 2011 6.5% EUR EUR (€)	Dec. 31, 2013 2011 6.5% USD USD ($)	Dec. 31, 2013 2012 5.625% USD ($)	Dec. 31, 2013 2012 5.25% USD ($)	Dec. 31, 2013 2012 5.25% EUR (€)	Dec. 31, 2013 2011 5.75% USD ($)	Dec. 31, 2013 2011 5.25% USD ($)	Dec. 31, 2013 2011 5.25% EUR (€)	Dec. 31, 2013 2012 5.875% USD ($)	Dec. 31, 2013 Euro Notes [Member] USD ($)	Dec. 31, 2012 Euro Notes [Member] USD ($)	Dec. 31, 2013 EIB Agreements [Member] USD ($)	Dec. 31, 2012 EIB Agreements [Member] USD ($)	Dec. 31, 2012 EIB Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 EIB Loan 2005 [Member] USD ($)	Dec. 31, 2013 EIB Loan 2006 [Member] USD ($)	Dec. 31, 2012 EIB Loan 2006 [Member] USD ($)	Dec. 31, 2013 EIB Loan 2009 [Member] USD ($)	Dec. 31, 2012 EIB Loan 2009 [Member] USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement	$ 2,707,145	$ 2,659,340
Senior Long Term Notes											4,824,753	4,743,442																46,545	51,951	193,074	324,334
Capital lease obligations	24,264	15,618
Other	111,259	163,802
Long-term debt and capital lease obligations	8,258,290	8,120,487
Less current maturities	(511,370)	(334,747)
Total long-term debt less current maturities	7,746,920	7,785,740
Revolving credit maximum amount available	3,789,550	3,859,700	2,500,000	2,600,000	600,000	600,000	689,550	500,000	659,700	500,000
Revolving credit balance outstanding	2,707,145	2,659,340	2,500,000		138,190	59,340	68,955	50,000
Balance outstanding	193,074	324,334									4,824,753		342,944		137,910		496,894	546,531		396,297	800,000	344,775		645,672	413,730		700,000					90,812	48,806	124,119	118,746	68,955	65,970
Senior Notes Issued February 2011 [Abstract]
Issuer													FMC Finance VI S.A. 2010	FMC Finance VI S.A. 2010	FMC Finance VIII S.A. 2011	FMC Finance VIII S.A. 2011	FMC US Finance, Inc. 2007	FMC Finance VIII S.A. 2011	FMC Finance VIII S.A. 2011	FMC US Finance II, Inc. 2011	FMC US Finance II, Inc. 2012	FMC Finance VIII S.A. 2012	FMC Finance VIII S.A. 2012	FMC US Finance, Inc. 2011	FMC Finance VII S.A. 2011	FMC Finance VII S.A. 2011	FMC US Finance II, Inc. 2012
Face amount														250,000		100,000	500,000		400,000	400,000	800,000		250,000	650,000		300,000	700,000
Stated interest rate													5.50%	5.50%	3.73%	3.73%	6.875%	6.50%	6.50%	6.50%	5.625%	5.25%	5.25%	5.75%	5.25%	5.25%	5.875%
Accounts receivable facility	351,250	162,000
Long Term Debt From Related Parties	0	56,174
Total Long Term Debt	7,746,920	7,841,914
Annual Payments [Abstract]
2014	511,370
2015	233,589
2016	1,038,599
2017	2,613,096
2018	953,423
Thereafter	2,926,290
Total	$ 8,276,367